Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash Flows from Operating Activities
Net loss	$ (2,017,347)	$ (631,453)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	7,832	89,211
Amortization of convertible debt discounts	60,268
Accretion and settlement of financing instruments and change in fair value of derivative liability	(1,346,797)
Changes in assets and liabilities:
Accounts receivable	82,359	290,966
Inventories	304,970	218,553
Prepaid expenses and other assets		(198)
Accounts payable	(22,995)	(259,425)
Accrued expenses	(346,095)	8,412
Deferred revenue	(91,453)	(219,820)
Net cash used in operating activities	(3,369,258)	(503,754)
Cash Flows from Investing Activities
Acquisition of business, net of cash	2,967,918
Purchase of property and equipment	(17,636)
Net cash provided by financing activities	2,950,282
Cash Flows from Financing Activities
Proceeds from convertible notes payable	667,000
Principal payments on mortgage and capital lease obligations	(1,649)	(23,214)
Principal payments on short-term notes payable		(17,500)
Payments on advances from shareholders, net		(111,173)
Proceeds from issuance of common stock		637,000
Proceeds from notes payable - related parties		45,000
Net cash provided by financing activities	665,351	530,113
Net Increase in Cash and Cash Equivalents	246,375	26,359
Cash, Beginning of Period	169,430	184,255
Cash, End of Period	415,805	210,614
Supplemental and Non Cash Disclosures
Cash paid for interest	129,536	48,813
Related party note payable issued for acquisition of business	900,000
Settlement of conversion feature	149,374
Acquisition of goodwill and intangibles	3,760,287
Common stock issued in exchange for debt reduction	1,027,765
Noncash additions related to convertible debt	119,986
Stock compensation and stock issued for services	$ 1,327,811